SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2018
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 14 – SALARIES AND SOCIAL SECURITY PAYABLES

Salaries and social security payables include unpaid salaries, vacation and bonuses and its related social security contributions and termination benefits.

The compensations policies for Directors and Managers of Telecom and its subsidiaries and its subsidiaries have a scheme that includes fixed and variable components. While fixed compensations are dependent upon the level of responsibility required for the position and its market competitiveness, variable compensations are driven by the goals established on an annual basis and also by the fulfillment of long and medium term goals.

The Company and its subsidiaries have no stock option plans for their employees.

Salaries and social security payables consist of the following:

	As of December 31,
	2018	2017
Current
Salaries, annual complementary salaries, vacation and bonuses	4,371	1,677
Social security payables	1,280	907
Termination benefits	296	1
	5,947	2,585
Non-current
Termination benefits	347	—
	347	—
Total salaries and social security payables	6,294	2,585

Compensation for the Key Managers of Telecom for the years ended December 31, 2018 and 2017 are shown in Note 27.e).